CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (Parenthetical) (USD $)	Mar. 31, 2012	Apr. 30, 2011
Preferred stock, par value	$ 1.00	$ 1.00
Preferred stock, authorized	5,000,000	5,000,000
Preferred stock, issued
Common stock, par value	$ 1.00	$ 1.00
Common stock, authorized	15,000,000	15,000,000
Common stock, issued	2,063,067	2,075,035